STATE STREET


April 1, 2009


VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549


Attention:  Office of Filings, Information & Consumer Services

Re:     Henderson Global Funds (the "Trust")
        (File Nos. 333-62270 and 811-10399)
        ------------------------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information each dated March 27, 2009 for the Class W Shares for the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Technology Fund, and the Henderson International Opportunities Fund do not differ from those contained in Post-Effective Amendment No. 34 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 36 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on March 26, 2009 (Accession # 0000891804-09-001028).

If you have any questions concerning this filing, you may contact me at
(617) 662-3969.


Very truly yours,

/s/ Francine S. Hayes
---------------------

Francine S. Hayes
Vice President and Senior Counsel

cc:  C. Yarbrough